Document and Entity Information Statement	Jan. 17, 2025
Entity Information [Line Items]
Amendment Flag	false
Document Type	8-K
Document Period End Date	Jan. 17, 2025
Entity Registrant Name	WEBSTER FINANCIAL CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31486
Entity Tax Identification Number	06-1187536
Entity Address, Address Line One	200 Elm Street
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	6902
City Area Code	203
Local Phone Number	578-2202
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000801337
NEW YORK STOCK EXCHANGE, INC. [Member]
Entity Information [Line Items]
Security Exchange Name	NYSE
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	WBS
Series F Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing 1/1000th interest in a share of 5.25% Series F Non-Cumulative Perpetual Preferred Stock
Trading Symbol	WBS-PrF
Series G Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing 1/40th interest in a share of 6.50% Series G Non-Cumulative Perpetual Preferred Stock
Trading Symbol	WBS-PrG